Equity	6 Months Ended
Jun. 30, 2024
Equity [Abstract]
EQUITY

12. EQUITY

Ordinary shares

TOYO’s authorized share capital is 500,000,000 ordinary shares of par value of US$0.0001 per share.

On February 23, 2024, the Company issued 41,000,000 shares of ordinary shares, at par value of $0.0001 per share, to all existing shareholders on a pro rata basis.

The issuance was considered as being part of the reorganization of the Company and was retroactively applied as if the transaction occurred at the beginning of the period presented. No cash or other consideration was paid for the issuance of 41,000,000 ordinary shares. All the existing shareholders and directors of the Company consider this share issuance was part of the Company’s reorganization to result in 41,000,000 ordinary shares issued and outstanding prior to completion of this offering.

As of June 30, 2024 and December 31, 2023, the Company had 41,000,000 ordinary shares issued and outstanding.

Capital injection from shareholders

For the six months ended June 30, 2024 and 2023, VSUN JV made capital injection of $10,000 and $42,360,581 to the Company, respectively. The Company recorded the capital injection in the account of additional paid-in capital.